Aristotle Small Cap Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Communication Services - 1.4%
TKO Group Holdings, Inc.	26,697	$2,883,009

Consumer Discretionary - 5.1%
1-800-Flowers.com, Inc. - Class A(a)	144,331	1,374,031
Carter's, Inc.	35,341	2,190,082
Designer Brands, Inc. - Class A	124,476	850,171
KB Home	35,079	2,461,844
Monro, Inc.	46,540	1,110,445
Sonos, Inc.(a)	109,870	1,621,681
Wolverine World Wide, Inc.	77,934	1,053,668
		10,661,922

Consumer Staples - 3.0%
Chefs' Warehouse, Inc.(a)	29,729	1,162,701
Herbalife Ltd.(a)	78,872	819,480
J & J Snack Foods Corp.	11,553	1,875,861
Nu Skin Enterprises, Inc. - Class A	56,125	591,557
TreeHouse Foods, Inc.(a)	47,790	1,751,026
		6,200,625

Energy - 6.7%
Ardmore Shipping Corp.	214,489	4,832,437
International Seaways, Inc.	34,445	2,036,733
Northern Oil & Gas, Inc.	42,796	1,590,727
Oceaneering International, Inc.(a)	125,186	2,961,901
Patterson-UTI Energy, Inc.	186,541	1,932,565
Ring Energy, Inc.(a)	303,996	513,753
		13,868,116

Financials - 12.5%
Baldwin Insurance Group, Inc. (a)	94,396	3,348,226
BankUnited, Inc.	44,330	1,297,539
Banner Corp.	24,114	1,197,019
Berkshire Hills Bancorp, Inc.	29,345	669,066
Byline Bancorp, Inc.	107,038	2,541,082
Customers Bancorp, Inc.(a)	36,208	1,737,260
eHealth, Inc.(a)	47,836	216,697
Euronet Worldwide, Inc.(a)	25,811	2,671,438
Flushing Financial Corp.	70,555	927,798
National Bank Holdings Corp. - Class A	77,477	3,025,477
Pacific Premier Bancorp, Inc.	54,218	1,245,387
Texas Capital Bancshares, Inc.(a)	31,611	1,932,697
United Community Banks, Inc. of Georgia	52,147	1,327,663
Veritex Holdings, Inc.	72,509	1,529,215
Voya Financial, Inc.	32,341	2,301,062
		25,967,626

Health Care - 14.6%
Acadia Healthcare Co., Inc.(a)	59,672	4,030,247
Avid Bioservices, Inc.(a)	65,005	464,136
Charles River Laboratories International, Inc.(a)	10,104	2,087,284
Chemed Corp.	6,035	3,274,470
Cross Country Healthcare, Inc.(a)	83,234	1,151,959
Haemonetics Corp.(a)	20,509	1,696,710
HealthEquity, Inc.(a)	37,361	3,220,518
Merit Medical Systems, Inc.(a)	53,189	4,571,595
ModivCare, Inc.(a)	45,318	1,189,144
Pediatrix Medical Group, Inc.(a)	52,981	400,006
PetIQ, Inc.(a)	84,297	1,859,592
Prestige Consumer Healthcare, Inc.(a)	47,005	3,236,294
QuidelOrtho Corp.(a)	25,041	831,862
Supernus Pharmaceuticals, Inc.(a)	80,080	2,142,140
		30,155,957

Industrials - 23.8%
AerCap Holdings NV	53,687	5,003,628
Albany International Corp. - Class A	32,507	2,745,216
AZEK Co., Inc.(a)	73,623	3,101,737
Barnes Group, Inc.	66,284	2,744,820
Casella Waste Systems, Inc. - Class A(a)	26,526	2,631,910
Chart Industries, Inc.(a)	11,455	1,653,415
Columbus McKinnon Corp./NY	51,435	1,776,565
Dycom Industries, Inc.(a)	25,122	4,239,589
Enviri Corp.(a)	154,167	1,330,461
FTI Consulting, Inc.(a)	6,863	1,479,182
GXO Logistics, Inc.(a)	26,728	1,349,764
Huron Consulting Group, Inc.(a)	45,648	4,496,328
KBR, Inc.	45,978	2,949,029
Liquidity Services, Inc.(a)	75,355	1,505,593
Matthews International Corp. - Class A	64,270	1,609,964
Mercury Systems, Inc.(a)	53,405	1,441,401
Titan Machinery, Inc.(a)	40,959	651,248
Viad Corp.(a)	67,476	2,294,184
Wabash National Corp.	35,650	778,596
Westinghouse Air Brake Technologies Corp.	23,746	3,753,055
WillScot Mobile Mini Holdings Corp.(a)	48,095	1,810,296
		49,345,981

Information Technology - 18.6%
ACI Worldwide, Inc.(a)	88,922	3,520,422
Advanced Energy Industries, Inc.	32,619	3,547,642
ASGN, Inc.(a)	35,110	3,095,649
Aspen Technology, Inc.(a)	8,786	1,745,163
Belden, Inc.	32,282	3,028,052
Benchmark Electronics, Inc.	57,942	2,286,391
Box, Inc. - Class A(a)	92,204	2,437,874
Infinera Corp.(a)	194,251	1,182,988
Insight Enterprises, Inc.(a)	8,691	1,723,947
Itron, Inc.(a)	46,006	4,552,754
Knowles Corp.(a)	157,260	2,714,308
Littelfuse, Inc.	4,945	1,263,892
MACOM Technology Solutions Holdings, Inc.(a)	37,806	4,214,235
Novanta, Inc.(a)	15,380	2,508,632
Rogers Corp.(a)	6,315	761,652
		38,583,601

Materials - 3.1%
Alamos Gold, Inc. - Class A	125,209	1,963,277
Silgan Holdings, Inc.	47,709	2,019,522
Summit Materials, Inc. - Class A(a)	68,717	2,515,730
		6,498,529

Real Estate - 0.3%
Safehold, Inc.	33,018	636,917

Utilities - 2.7%
ALLETE, Inc.	45,288	2,823,707
Unitil Corp.	54,022	2,797,799
		5,621,506
TOTAL COMMON STOCKS (Cost $158,472,904)		190,423,789

REAL ESTATE INVESTMENT TRUSTS - 4.2%	Shares	Value
Armada Hoffler Properties, Inc.	116,486	1,291,830
Community Healthcare Trust, Inc.	57,359	1,341,627
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	94,614	2,800,574
JBG SMITH Properties	37,990	578,588
STAG Industrial, Inc.	75,601	2,726,172
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,852,231)		8,738,791

EXCHANGE TRADED FUNDS - 1.1%	Shares	Value
iShares Russell 2000 ETF	5,600	1,136,184
iShares Russell 2000 Value ETF	7,435	1,132,350
TOTAL EXCHANGE TRADED FUNDS (Cost $1,694,506)		2,268,534

TOTAL INVESTMENTS - 97.1% (Cost $169,019,641)		$201,431,114
Other Assets in Excess of Liabilities - 2.9%		5,935,436
TOTAL NET ASSETS - 100.0%		$207,366,550

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	Non-income producing security.